INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2014	Jun. 30, 2018 CNY (¥)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Aug. 31, 2017	Oct. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investment remaining percentage					80.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 0	$ 0	$ 464
Deconsolidation, Gain (Loss), Amount		$ 0	14,514	0
Asset Impairment Charges			11,211
Third Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		60.00%				60.00%
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage													25.00%
Equity Method Investment Less Impairment ,At Cost		$ 41,894	37,125
Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Less Impairment ,At Cost		$ 4,195	$ 4,024
Shenhua Hollysys Information Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investment Ownership Percentage					20.00%
Shenhua Hollysys Information Technology Co., Ltd [Member] | Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		20.00%	20.00%			20.00%
Equity Method Investment Less Impairment ,At Cost		$ 2,393	$ 2,338
Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Less Impairment ,At Cost	$ 22,737
Sale of Stock, Consideration Received on Transaction	$ 30,943
Equity Method Investment, Percentage Sold	0.60%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 464
Sale of Stock, Percentage of Ownership before Transaction	51.00%
Sale of Stock, Percentage of Ownership after Transaction	30.00%
Deconsolidation, Gain (Loss), Amount	$ 14,514
Beijing Hollycon Medicine Technology Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		30.00%	30.00%			30.00%
Equity Method Investment Less Impairment ,At Cost		$ 23,276	$ 22,737
Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage														60.00%
Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		60.00%	60.00%			60.00%
Equity Method Investment Less Impairment ,At Cost		$ 2,717	$ 2,654
Beijing Hetaitong Technologies Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							10.00%	10.00%
Equity Method Investment Less Impairment ,At Cost							$ 75	¥ 500
Registered Capital							755	5,000
Beijing Hetaitong Technologies Co., Ltd [Member] | Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		10.00%				10.00%
Equity Method Investment Less Impairment ,At Cost		$ 75
Cost Method Investment Less Impairment At Cost							$ 75	¥ 500
Beijing AIRmaker Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									20.00%	20.00%
Equity Method Investment Less Impairment ,At Cost									$ 151	¥ 1,000
Registered Capital									$ 755	¥ 5,000
Beijing AIRmaker Technology Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		20.00%				20.00%
Equity Method Investment Less Impairment ,At Cost		$ 151
Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		46.00%				46.00%					46.00%	46.00%
Registered Capital											$ 7,612	¥ 50,000
Ningbo Hollysys Intelligent Technology Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		40.00%				40.00%
Registered Capital		$ 38,060				¥ 250,000
Qingdao Lanjing Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		10.00%				10.00%	10.00%	10.00%
Registered Capital							$ 755	¥ 5,000
Zhongjijing Investment Consulting Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges		$ 0	$ 0	$ 0
Zhongjijing Investment Consulting Co Ltd [Member] | Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		5.00%	5.00%			5.00%
Equity Method Investment Less Impairment ,At Cost		$ 0	$ 0